Commitments and Contingencies - Additional Information (Details) - USD ($)		9 Months Ended			12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Loss Contingencies [Line Items]
Period of underwriters option to purchase	45 days		45 days
Maximum additional units purchase to cover over allotments	4,500,000		4,500,000
Date of underwriter fully exercised over allotment option.			Mar. 04, 2021
Underwriting discount per unit	$ 0.20		$ 0.20
Payments for underwriting discount	$ 6,000,000.0		$ 6,900,000
Deferred underwriting commission per unit	$ 0.35		$ 0.35
Deferred underwriting commissions	$ 10,500,000		$ 12,075,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Payments for underwriting discount	6,900,000
Deferred underwriting commissions	$ 12,100,000
Rigetti Holdings [Member]
Loss Contingencies [Line Items]
Lessee, operating lease, term of contract		2026 years
Operating leases, rent expense		$ 1,175,576		$ 1,243,906	$ 1,722,040	$ 1,451,238
Deferred rent credit, current		357,487			381,300	0
Loss contingency, estimate of possible loss		$ 0		$ 0	$ 0	$ 0